                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-   to be assigned
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Anton Schutz, Rochester,         NY  14618,      February 12, 2004
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 102
                                        --------------------

Form 13F Information Table Value Total:     $10,158,524
                                        ------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                          MENDON CAPITAL ADVISORS CORP.

                 FORM 13F INFORMATION TABLE - December 31, 2003

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ASB HOLDING COMPANY             com        00210H108     1889     96600         SH       Sole                 96600
ABINGTON BANCORP                com        00350P100     6672    165110         SH       Sole                165110
ACE LTD JAN 35                  com        G0070K103   414200     10000         PUT      Sole                 10000
ACE LTD JAN 40                  com        G0070K103   414200     10000         PUT      Sole                 10000
ACE LTD FEB 35                  com        G0070K103  1035500     25000         PUT      Sole                 25000
ALLIANCE CAPITAL MGMT           com        01855A101     3231     90800         SH       Sole                 90800
ALLIANCE FINL CORP              com        019205103     1780     52500         SH       Sole                 52500
ALPENA BANCSHARES               com        020584108      113      5000         SH       Sole                  5000
AMERICAN EXP CO JAN 45          com        025816109   964600     20000         PUT      Sole                 20000
AMERICAN INTL GRP               com        026874107     6628    100000         SH       Sole                100000
AMERITRADE HLDG                 com        03074K100     7652    480000         SH       Sole                480000
BANK RHODE ISLAND               com        059690107     3471    100000         SH       Sole                100000
BANK MUTUAL CORP                com        063750103     4699    358000         SH       Sole                358000
BANK NORTH GROUP                com        06646R107     3253    100000         SH       Sole                100000
BANK OF NY                      com        064057102     7355    210000         SH       Sole                210000
BANC ONE JAN 42.50              com        06423A103  1139750     25000         PUT      Sole                 25000
BEAR STEARNS                    com        073902108     5732     70000         SH       Sole                 70000
BOSTONFED BANCORP               com        101178101     1097     30000         SH       Sole                 30000
BRIDGE STREET FINL              com        10805U109     3421    207400         SH       Sole                207400
CAPITAL BK RALEIGH              com        139793103      481     28000         SH       Sole                 28000
CAPITAL FEDERAL                 com        14057C106     3607    100000         SH       Sole                100000
CARDINAL FINL CORP              com        14149F109     2827    280000         SH       Sole                280000
CENTRAL CO OPER BK              com        152418109     4843    126100         SH       Sole                126100
CHARTER ONE FINL                com        160903100     4011    110000         SH       Sole                110000
CHARTER FINL CORP               com        16122M100     7047    177000         SH       Sole                177000
CHESTER VALLEY BANCORP          com        166335109      131      5250         SH       Sole                  5250
CITIGROUP                       com        172967101     8958    177500         SH       Sole                177500

CITIZENS SOUTH BKNG             com        176682102     6855    435100         SH       Sole                435100
COMERICA                        com        200340107     4640     80000         SH       Sole                 80000
CONSECO                         com        208464883     1418     60000         SH       Sole                 60000
COUNTRYWIDE FINL                com        222372104    16076    206666         SH       Sole                206666
DIME COMMUNITY BANCSHS          com        253922108     1369     42000         SH       Sole                 42000
DIME BANCORP WTS                com        25429Q110       33     20000         SH       Sole                 20000
E TRADE                         com        269246104     3067    210000         SH       Sole                210000
EVANS BANCORP                   com        29911Q208      232     9296          SH       Sole                  9296
FEDERATED INVESTORS             com        314211103     1321     45000         SH       Sole                 45000
FIELDSTONE INVT                 com        31659U102     8634    462500         SH       Sole                462500
FIFTH THIRD                     com        316773100   591000     10000         PUT      Sole                 10000
FIRST COMMON FINL               com        319829107      713     50000         SH       Sole                 50000
FIRST ESSEX BANCORP             com        320103104     5398     90000         SH       Sole                 90000
FIRST KANSAS FINL               com        320651102      563     30000         SH       Sole                 30000
FIRST PL FINL CORP              com        33610T109     1128     52800         SH       Sole                 52800
FLEETBOSTON FINL                com        339030108     8040    176700         SH       Sole                176700
FRIEDMAN BILLINGS RAMSEY        com        358434108     7715    310000         SH       Sole                310000
GAF CORP                        com        361437106     2090     57200         SH       Sole                 57200
GOLDMAN SACHS                   com        38141G104     5286     52500         SH       Sole                 52500
GREENPOINT FINL                 com        395384100     4458    120000         SH       Sole                120000
HANCOCK JOHN FINL               com        41014S106     1301     33000         SH       Sole                 33000
HUDSON CITY BANCORP             com        443683107     5185    129500         SH       Sole                129500
HUMBOLDT BANK CALIF             com        445069107     1159     60000         SH       Sole                 60000
INTERCHANGE FINL SVCS           com        458447109     1594     63000         SH       Sole                 63000
INVESTORS FINL SVCS             com        461915100      192     5000          SH       Sole                  5000
JPM CHASE JAN 32.50             com        46625H100   918250     25000         PUT      Sole                 25000
JPM CHASE JAN 35                com        46625H100   367300     10000         PUT      Sole                 10000
KEYCORP                         com        493267108     2199     75000         SH       Sole                 75000
KNBT BANCORP                    com        482921103     3915    202500         SH       Sole                202500
LEGACY BANK                     com        52463U104     1285    100000         SH       Sole                100000
LEHMAN BROS HLDG                com        524908100     7484     94567         SH       Sole                 94567
LOCAL FINL                      com        539553107     1924     85000         SH       Sole                 85000
MBNA CORP                       com        55262L100     6016    225000         SH       Sole                225000
MBT FINL CORP                   com        578877102      993     53837         SH       Sole                 53837
MELLON BANK CORP                com        58551A108     7484    220000         SH       Sole                220000
MERRILL LYNCH                   com        590188108     7880    130000         SH       Sole                130000
MORGAN STANLEY DW               com        617446448     8372    140000         SH       Sole                140000
NATIONAL COM BANCORP            com        63545P104     5316    182500         SH       Sole                182500

NATIONWIDE FINL                 com        638612101     3788    108200         SH       Sole                108200
NORTHERN TR JAN 45              com        665859104   462800     10000         PUT      Sole                 10000
NORTHWEST BANCORP               com        667328108     1346     63091         SH       Sole                 63091
NY COMM BANCORP                 com        649445103    11054    276500         SH       Sole                276500
PINNACLE FINL PARTNERS          com        72346Q104     2350    100000         SH       Sole                100000
PMI GROUP                       com        69344M101     7726    197500         SH       Sole                197500
PNC BANK                        com        693475105     4528     80000         SH       Sole                 80000
PACIFIC CREST CAPITAL           com        694166109     3555    128000         SH       Sole                128000
PEOPLES BK BRIDGE               com        710198102     2063     60000         SH       Sole                 60000
PIPER JAFFRAY COS               com        724078100     1299     30000         SH       Sole                 30000
PROVIDENT BANCSHS               com        743859100     1479     50000         SH       Sole                 50000
PROVIDIAN FINL                  com        74406A102     8008    590000         SH       Sole                590000
PRUDENTIAL FINL                 com        744320102     4586    105000         SH       Sole                105000
RADIAN GROUP                    com        750236101     4428     87500         SH       Sole                 87500
RED OAK BANK                    com        756856100      233     26249         SH       Sole                 26249
REGIONS FINL CORP               com        758940100     3131     80000         SH       Sole                 80000
REN RE JAN 45                   com        G7496G103   245250     5000          PUT      Sole                  5000
SEACOAST FINL SVCS              com        81170Q106     3359    115000         SH       Sole                115000
SOUND FEDERAL BANCORP           com        83607V104     4829    276700         SH       Sole                276700
SOUTHERN FINL FED               com        842870107     3710     82400         SH       Sole                 82400
SOVEREIGN BANCORP               com        845905108    15088    587000         SH       Sole                587000
STATE STREET JAN 45             com        857477103   520800     10000         PUT      Sole                 10000
STERLING BANCORP                com        859158107     1853     65000         SH       Sole                 65000
SUNTRUST BANKS                  com        867914103     8075    110000         SH       Sole                110000
TEXAS CAPITAL BANC              com        88224Q107     1973    121000         SH       Sole                121000
UNITED NTL BANCORP              com        910909100     3197     89200         SH       Sole                 89200
USB HOLDING                     com        902910108     9199    433487         SH       Sole                433487
US BANCORP                      com        902973304     7771    245000         SH       Sole                245000
WSFS FINL                       com        929328102     3547     76000         SH       Sole                 76000
WAYPOINT FINL                   com        946756103     4708    200500         SH       Sole                200500
WEBSTER FINL                    com        947890109     2194     46000         SH       Sole                 46000
WEST COAST BANCORP              com        952145100     2582    112100         SH       Sole                112100
WESTFIELD FINL                  com        96008D101     3071    120000         SH       Sole                120000
WILLIS GROUP HLDGS              com        G96655108     3066     90000         SH       Sole                 90000
WILLOW GROVE BANCORP            com        97111W101     2604    132900         SH       Sole                132900
XL CAP JAN 70                   com        G98255105  1938750     25000         PUT      Sole                 25000
XL CAP JAN 75                   com        G98255105   775500     10000         PUT      Sole                 10000

Total                                                10158524